Exhibit 99
Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	July 2015
Payment Date	8/17/2015
Transaction Month	25
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,363,983,256.78	60,201	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$315,000,000.00	0.22000%	August 15, 2014
Class A-2 Notes	$414,000,000.00	0.550%	April 15, 2016
Class A-3 Notes	$420,200,000.00	0.820%	December 15, 2017
Class A-4 Notes	$100,930,000.00	1.250%	October 15, 2018
Class B Notes	$39,480,000.00	1.680%	November 15, 2018
Class C Notes	$26,320,000.00	1.910%	March 15, 2019
Class D Notes	$26,320,000.00	2.500%	January 15, 2020
Total	$1,342,250,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,663,415.31

Principal:
Principal Collections	$15,096,986.65
Prepayments in Full	$9,788,931.11
Liquidation Proceeds	$191,460.98
Recoveries	$69,739.03
Sub Total	$25,147,117.77
Collections	$26,810,533.08

Purchase Amounts:
Purchase Amounts Related to Principal	$270,574.62
Purchase Amounts Related to Interest	$1,305.90
Sub Total	$271,880.52

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$27,082,413.60

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	July 2015
Payment Date	8/17/2015
Transaction Month	25
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$27,082,413.60
Servicing Fee	$391,913.70	$391,913.70	$0.00	$0.00	$26,690,499.90
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$26,690,499.90
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$26,690,499.90
Interest - Class A-3 Notes	$178,500.72	$178,500.72	$0.00	$0.00	$26,511,999.18
Interest - Class A-4 Notes	$105,135.42	$105,135.42	$0.00	$0.00	$26,406,863.76
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,406,863.76
Interest - Class B Notes	$55,272.00	$55,272.00	$0.00	$0.00	$26,351,591.76
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,351,591.76
Interest - Class C Notes	$41,892.67	$41,892.67	$0.00	$0.00	$26,309,699.09
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,309,699.09
Interest - Class D Notes	$54,833.33	$54,833.33	$0.00	$0.00	$26,254,865.76
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$26,254,865.76
Regular Principal Payment	$24,313,373.84	$24,313,373.84	$0.00	$0.00	$1,941,491.92
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,941,491.92
Residual Released to Depositor	$0.00	$1,941,491.92	$0.00	$0.00	$0.00
Total		$27,082,413.60

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$24,313,373.84
Total					$24,313,373.84
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$24,313,373.84	$57.86	$178,500.72	$0.42	$24,491,874.56	$58.28
Class A-4 Notes	$0.00	$0.00	$105,135.42	$1.04	$105,135.42	$1.04
Class B Notes	$0.00	$0.00	$55,272.00	$1.40	$55,272.00	$1.40
Class C Notes	$0.00	$0.00	$41,892.67	$1.59	$41,892.67	$1.59
Class D Notes	$0.00	$0.00	$54,833.33	$2.08	$54,833.33	$2.08
Total	$24,313,373.84	$18.11	$435,634.14	$0.32	$24,749,007.98	$18.43

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	July 2015
Payment Date	8/17/2015
Transaction Month	25

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$261,220,565.33	0.6216577	$236,907,191.49	0.5637963
Class A-4 Notes	$100,930,000.00	1.0000000	$100,930,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Class D Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$454,270,565.33	0.3384396	$429,957,191.49	0.3203257

Pool Information
Weighted Average APR	4.187%	4.191%
Weighted Average Remaining Term	35.22	34.39
Number of Receivables Outstanding	31,886	30,977
Pool Balance	$470,296,434.84	$444,815,028.41
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$454,505,095.57	$429,957,191.49
Pool Factor	0.3447963	0.3261147

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,819,916.28
Targeted Credit Enhancement Amount	$6,819,916.28
Yield Supplement Overcollateralization Amount	$14,857,836.92
Targeted Overcollateralization Amount	$14,857,836.92
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$14,857,836.92

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,819,916.28
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,819,916.28
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,819,916.28

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	July 2015
Payment Date	8/17/2015
Transaction Month	25

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		83	$134,453.07
(Recoveries)		93	$69,739.03
Net Losses for Current Collection Period			$64,714.04
Cumulative Net Losses Last Collection Period			$5,270,457.45
Cumulative Net Losses for all Collection Periods			$5,335,171.49

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.17%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.87%	465	$8,310,576.09
61-90 Days Delinquent	0.19%	44	$856,192.77
91-120 Days Delinquent	0.02%	6	$96,887.15
Over 120 Days Delinquent	0.13%	29	$560,233.27
Total Delinquent Receivables	2.21%	544	$9,823,889.28

Repossession Inventory:
Repossessed in the Current Collection Period		25	$507,443.07
Total Repossessed Inventory		30	$677,185.99

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3866%
Preceding Collection Period			0.5386%
Current Collection Period			0.1697%
Three Month Average			0.3650%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1889%
Preceding Collection Period			0.2070%
Current Collection Period			0.2550%
Three Month Average			0.2170%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer